Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

Collection Period Start	1-Mar-22	Distribution Date	15-Apr-22
Collection Period End	31-Mar-22	30/360 Days	30
Beg. of Interest Period	15-Mar-22	Actual/360 Days	31
End of Interest Period	15-Apr-22

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,039,779.14	420,881,733.14	359,064,142.78	0.2384161
Total Securities		1,506,039,779.14	420,881,733.14	359,064,142.78	0.2384161
Class A-1 Notes	1.721830%	164,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.800000%	500,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.526570%	50,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.840000%	436,000,000.00	64,841,954.00	3,024,363.64	0.0069366
Class A-4 Notes	1.880000%	107,500,000.00	107,500,000.00	107,500,000.00	1.0000000
Certificates	0.000000%	248,539,779.14	248,539,779.14	248,539,779.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	61,817,590.36	99,424.33	141.7834641	0.2280375
Class A-4 Notes	0.00	168,416.67	0.0000000	1.5666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	61,817,590.36	267,841.00

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					6,574,130.26
Monthly Interest					2,904,493.65

Total Monthly Payments					9,478,623.91
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					295,993.57
Aggregate Sales Proceeds Advance					456,575.14

Total Advances					752,568.71
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					66,773,524.54
Excess Wear and Tear and Excess Mileage					9,012.87
Remaining Payoffs					0.00
Net Insurance Proceeds					995,491.99
Residual Value Surplus					499,316.31

Total Collections					78,508,538.33

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		283,675.00			12
Involuntary Repossession		185,667.55			11
Voluntary Repossession		33,452.00			1
Full Termination		1,351,661.00			60
Bankruptcty		28,352.00			1
Insurance Payoff			995,491.99		38
Customer Payoff				4,437,751.16	275
Grounding Dealer Payoff				60,781,554.33	3,568
Dealer Purchase				—	—

Total		1,882,807.55	995,491.99	65,219,305.49	3,966

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	26,817	515,502,523.93	7.00000%	420,881,733.14
Total Depreciation Received		(7,792,980.75)		(6,081,503.66)
Principal Amount of Gross Losses	(57)	(1,056,016.29)		(862,053.01)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	0	0.00		0.00
Scheduled Terminations	(3,913)	(66,573,536.27)		(54,874,033.69)

Pool Balance - End of Period	22,847	440,079,990.62		359,064,142.78
Remaining Pool Balance
Lease Payment				39,023,515.45
Residual Value				320,040,627.33

Total				359,064,142.78

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	78,508,538.33
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	78,508,538.33
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	858,361.88
3. Reimbursement of Sales Proceeds Advance	412,257.27
4. Servicing Fee:
Servicing Fee Due	350,734.78
Servicing Fee Paid	350,734.78
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,621,353.93
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	99,424.33
Class A-3 Notes Monthly Interest Paid	99,424.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	168,416.67
Class A-4 Notes Monthly Interest Paid	168,416.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	267,841.00
Total Note and Certificate Monthly Interest Paid	267,841.00
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	76,619,343.40
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	61,817,590.36
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	61,817,590.36
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	14,801,753.04

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			3,765,099.45
Required Reserve Account Amount			3,765,099.45
Beginning Reserve Account Balance			3,765,099.45
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			3,765,099.45
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			14,801,753.04
Gross Reserve Account Balance			18,566,852.49
Remaining Available Collections Released to Seller			14,801,753.04
Total Ending Reserve Account Balance			3,765,099.45

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.67
Monthly Prepayment Speed			87%
Lifetime Prepayment Speed			59%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,418,025.64
Securitization Value of Defaulted Receivables and Casualty Receivables		862,053.01	57
Aggregate Defaulted and Casualty Gain (Loss)		555,972.63
Pool Balance at Beginning of Collection Period		420,881,733.14
Net Loss Ratio
Current Collection Period		0.1321%
Preceding Collection Period		0.1311%
Second Preceding Collection Period		0.0758%
Third Preceding Collection Period		0.0742%
Cumulative Net Losses for all Periods		-0.3718%	(5,599,401.26)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.56%	2,342,100.06	157
61-90 Days Delinquent	0.13%	534,607.37	37
91-120 Days Delinquent	0.02%	96,505.16	9
More than 120 Days	0.01%	34,481.77	3

Total Delinquent Receivables:	0.71%	3,007,694.36	206

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.16%	0.18%
Preceding Collection Period		0.25%	0.27%
Second Preceding Collection Period		0.29%	0.30%
Third Preceding Collection Period		0.22%	0.22%
60 Day Delinquent Receivables		665,594.30
Delinquency Percentage		0.16%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		1,635,336.00	72
Securitization Value		1,136,019.69	72

Aggregate Residual Value Surplus (Loss)		499,316.31

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		205,910,613.91	10,511
Cumulative Securitization Value		170,231,732.50	10,511

Cumulative Residual Value Surplus (Loss)		35,678,881.41

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			429,748.17
Reimbursement of Outstanding Advance			412,257.27
Additional Advances for current period			456,575.14

Ending Balance of Residual Advance			474,066.04

Beginning Balance of Payment Advance			1,426,646.10
Reimbursement of Outstanding Payment Advance			858,361.88
Additional Payment Advances for current period			295,993.57

Ending Balance of Payment Advance			864,277.79

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge- offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO